Trade and Other payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Trade And Other Payables And Other Current Liabilities Abstract
TRADE AND OTHER PAYABLES AND OTHER CURRENT LIABILITIES
13.	TRADE AND OTHER PAYABLES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2022	2021
Trade payable – third parties	$2,060,856	$675,227
Accrued salaries and bonus	515,758	262,396
Other payables, accrued customer claims, cash loss and shortage**	57,381	91,098
Trade and other payables	$2,633,995	$1,028,721

Output VAT and other taxes payable	$118,125	$95,348
Accrued Expenses	522,059	572,157
Payroll Payable	979,027	936,080
Other Payables	289,494	177,850
Deferred revenue	568,664	43,200
Other current liabilities	$2,477,369	$1,824,635

**	Includes a provision for penalty for failure to meet certain performance indicators as stipulated in certain customer contracts for approximately $19,300 and $5,900 respectively.